UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM


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1.          Name and address of issuer:

                              Fleming Capital Mutual Fund Group, Inc.
                              320 Park Avenue
                              New York, NY 10022

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2.          The name of each series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|



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3.          Investment Company Act File Number:         811-08189


            Securities Act File Number:                 333-25803
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4(a).       Last day of fiscal year for which this Form is filed:

                               September 30, 1998

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4(b).       |_| Check box if  this Form is being filed late (i.e., more  than 90
            calendar  days  after   the  end  of   the  issuer's  fiscal  year).
            (See Instruction A.2)


         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
                            THE REGISTRATION FEE DUE.

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4(c).       |_| Check box if this  is the last  time the issuer will  be  filing this Form.



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
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5.          Calculation of registration fee:

            (i)   Aggregate    sale    price    of
                  securities   sold   during   the
                  fiscal year  pursuant to section
                  24(f):                                              $4,243,514
                                                                   ------------
            (ii)  Aggregate  price  of  securities
                  redeemed or  repurchased  during
                  the fiscal year:                        $327,508
                                                      ------------

            (iii) Aggregate  price  of  securities
                  redeemed or  repurchased  during
                  any PRIOR  fiscal year ending no
                  earlier  than  October  11, 1995
                  that were not previously used to
                  reduce registration fees payable
                  to the Commission:                            $0
                                                      ------------
            (iv)  Total    available    redemption
                  credits  [add  Items  5(ii)  and
                  5(iii)]:                                              $327,508
                                                                    ------------
            (v)   Net  sales  - if  Item  5(i)  is
                  greater    than    Item    5(iv)
                  [subtract  Item  5(iv) from Item
                  5(i)]:                                              $3,916,006
                                                                    ------------
          ----------------------------------------------------------------------
            (vi)  Redemption Credits available for
                  use in  future  years  - if Item
                  5(i) is  less  than  Item  5(iv)
                  [subtract  Item  5(iv) from Item
                  5(i)]:                                        $0
                                                      ------------
          ----------------------------------------------------------------------
            (vii) Multiplier    for    determining
                  registration       fee      (See
                  Instruction C.9):                                   0.00027800
                                                                    ------------
            (viii)Registration  fee due  [multiply
                  Item 5(v) by Item 5(vii)] (enter
                  "0" if no fee is due):                               $1,088.65
                                                                    ============
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6.          Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.
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7.          Interest due - if this Form is being  filed more than 90 days  after the end of the issuer's fiscal year (see Instruction D):
                                       $ 0

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
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8.          Total of the amount  of the registration  fee due plus any  interest due [line 5(viii)plus line7]:

                                    $1,088.65

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9.          Date the  registration  fee and any interest payment was sent to the
            Commission's lockbox depository:

            Date: December 16, 1998                 CIK Number:   0001037897
                 ------------------------                        -------------

            Method of Delivery:
                                       |X| Wire Transfer
                                       |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Rita Dam
                         -------------------------------------------------------
                           Rita Dam / Assistant Treasurer
                         -------------------------------------------------------

Date       December 16, 1998
     -------------------------------

   *Please print the name and title of the signing officer below the signature